Leases (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Nov. 01, 2022
Rent expense	$ 90,253	$ 90,253
Income from subleases	24,854	$ 15,000
Right of use assets recognized	$ 1,477,021		$ 1,552,242	$ 2,200,000
Dream Go [Member]
Right of use assets recognized				$ 2,200,000
Borrowing rate				4.00%
Remaining lease term	4 years 7 months 6 days